Shareholder Report, Holdings (Details)	May 31, 2025
C000222038 | U.S. Treasury Notes
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000222038 | Federal National Mortgage Assn.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000222038 | Federal Home Loan Mortgage
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000222038 | U.S. Treasury Inflation-Indexed Notes
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000222038 | Progress Residential
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000222038 | General Motors Financial
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000222038 | Barclays
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000222038 | Societe Generale
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000222038 | Wells Fargo
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000222038 | SMB Private Education Loan Trust
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000222038 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	40.00%
C000222038 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	24.80%
C000222038 | U.S. Government Agency Obligations (Excluding Mortgage-Backed)
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000222038 | Non-U.S. Government Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000222038 | U.S. Government & Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000222038 | Commercial Paper
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000222038 | Foreign Government Obligations & Municipalities
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000222038 | Bank Loans
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000222038 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000222039 | U.S. Treasury Notes
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000222039 | Federal National Mortgage Assn.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000222039 | Federal Home Loan Mortgage
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000222039 | U.S. Treasury Inflation-Indexed Notes
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000222039 | Progress Residential
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000222039 | General Motors Financial
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000222039 | Barclays
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000222039 | Societe Generale
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000222039 | Wells Fargo
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000222039 | SMB Private Education Loan Trust
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000222039 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	40.00%
C000222039 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	24.80%
C000222039 | U.S. Government Agency Obligations (Excluding Mortgage-Backed)
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000222039 | Non-U.S. Government Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000222039 | U.S. Government & Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000222039 | Commercial Paper
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000222039 | Foreign Government Obligations & Municipalities
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000222039 | Bank Loans
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000222039 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	1.40%